CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares
Short-term investments, available-for-sale debt securities current | ¥	¥ 985,642		¥ 1,766,577
Long-term investments, available-for-sale debt securities noncurrent | ¥	863,625		928,200
Accrued expenses and other current liabilities	1,245,207	$ 170,592	805,032
Operating lease liabilities, current portion	147,635	20,226	50,494
Income tax payable	665	91	4,278
Operating lease liabilities, non-current portion	344,609	47,211	137,652
Deferred tax liabilities	¥ 70,604	$ 9,673	71,967
Ordinary shares, shares outstanding | shares	168,623,225	168,623,225
Variable interest entity, primary beneficiary [Member]
Accrued expenses and other current liabilities | ¥	¥ 811,879		484,222
Operating lease liabilities, current portion | ¥	114,471		34,401
Income tax payable | ¥	606		4,210
Operating lease liabilities, non-current portion | ¥	337,258		121,277
Deferred tax liabilities | ¥	¥ 70,316		¥ 71,850
Common Class A [Member]
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized | shares	800,000,000	800,000,000	800,000,000
Ordinary shares, shares issued | shares	101,974,316	101,974,316	101,974,316
Ordinary shares, shares outstanding | shares	95,317,937	95,317,937	98,806,602
Common Class B [Member]
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized | shares	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued | shares	73,305,288	73,305,288	73,305,288
Ordinary shares, shares outstanding | shares	73,305,288	73,305,288	73,305,288